Securities	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Securities

Note 4 Securities
Carrying value of securities

	As at October 31, 2023
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$9,867	$17,244	$8,687	$2,932	$6,915	$–	$45,645
U.S. federal, state, municipal and agencies	15,507	8,136	15,864	4,375	8,806	–	52,688
Other OECD government	566	1,117	815	1,040	1,094	–	4,632
Mortgage-backed securities	–	–	–	–	2	–	2
Asset-backed securities	452	151	234	307	101	–	1,245
Corporate debt and other debt
Bankers’ acceptances	143	–	–	–	–	–	143
Other (3)	1,207	2,219	6,681	3,656	8,709	–	22,472
Equities						63,324	63,324
	27,742	28,867	32,281	12,310	25,627	63,324	190,151
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	2,479	1,247	1,726	640	517	–	6,609
Fair value	2,479	1,242	1,707	515	316	–	6,259
Yield (4)	4.5%	3.2%	2.6%	1.2%	3.4%	–	3.4%
Provincial and municipal
Amortized cost	469	8	1,159	52	1,708	–	3,396
Fair value	469	8	1,158	52	1,061	–	2,748
Yield (4)	4.9%	3.7%	2.8%	4.5%	4.4%	–	3.8%
U.S. federal, state, municipal and agencies
Amortized cost	846	8,595	33,044	16,355	16,486	–	75,326
Fair value	856	8,572	33,050	16,193	14,624	–	73,295
Yield (4)	7.4%	2.1%	2.7%	4.0%	3.6%	–	3.2%
Other OECD government
Amortized cost	160	1,009	5,030	1	–	–	6,200
Fair value	160	1,009	5,022	1	–	–	6,192
Yield (4)	6.3%	4.0%	3.0%	4.6%	–	–	3.3%
Mortgage-backed securities
Amortized cost	–	–	32	28	2,702	–	2,762
Fair value	–	–	31	25	2,645	–	2,701
Yield (4)	–	–	7.5%	6.7%	6.8%	–	6.8%
Asset-backed securities
Amortized cost	–	–	16	7,542	1,194	–	8,752
Fair value	–	–	17	7,503	1,186	–	8,706
Yield (4)	–	–	6.4%	6.9%	7.0%	–	6.9%
Corporate debt and other debt
Amortized cost	4,928	1,759	18,798	2,248	41	–	27,774
Fair value	4,928	1,755	18,761	2,243	36	–	27,723
Yield (4)	3.9%	4.2%	3.9%	5.4%	4.7%	–	4.1%
Equities
Cost						493	493
Fair value (5)						842	842
Amortized cost	8,882	12,618	59,805	26,866	22,648	493	131,312
Fair value	8,892	12,586	59,746	26,532	19,868	842	128,466
Amortized cost (2)
Debt issued or guaranteed by:
Canadian government	997	1,931	17,448	6,468	–	–	26,844
Yield (4)	2.8%	3.0%	2.1%	2.0%	–	–	2.2%
U.S. federal, state, municipal and agencies	424	1,427	14,536	5,156	23,025	–	44,568
Yield (4)	5.0%	4.1%	3.3%	2.9%	2.5%	–	2.9%
Other OECD government	375	723	4,362	66	–	–	5,526
Yield (4)	2.0%	0.8%	2.9%	1.1%	–	–	2.5%
Asset-backed securities	–	–	424	–	1	–	425
Yield (4)	–	–	4.9%	–	1.4%	–	4.9%
Corporate debt and other debt	838	1,443	11,256	190	23	–	13,750
Yield (4)	2.3%	2.9%	3.4%	3.1%	5.6%	–	3.3%
Amortized cost, net of allowance	2,634	5,524	48,026	11,880	23,049	–	91,113
Fair value	2,627	5,447	46,258	10,276	19,059	–	83,667
Total carrying value of securities	$39,268	$46,977	$140,053	$50,722	$68,544	$64,166	$409,730

	As at October 31, 2022
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$2,255	$14,181	$6,907	$2,706	$6,011	$–	$32,060
U.S. federal, state, municipal and agencies	7,151	10,107	7,043	4,507	8,020	–	36,828
Other OECD government	1,343	233	606	241	2,354	–	4,777
Mortgage-backed securities	–	–	–	–	2	–	2
Asset-backed securities	779	49	67	207	208	–	1,310
Corporate debt and other debt
Bankers’ acceptances	252	3	–	–	–	–	255
Other (3)	3,055	1,837	4,813	3,037	8,172	–	20,914
Equities						52,059	52,059
	14,835	26,410	19,436	10,698	24,767	52,059	148,205
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	780	1,010	1,024	745	522	–	4,081
Fair value	778	1,009	1,012	635	347	–	3,781
Yield (4)	2.3%	2.3%	2.8%	1.6%	3.1%	–	2.4%
Provincial and municipal
Amortized cost	237	215	616	56	1,561	–	2,685
Fair value	237	216	616	56	999	–	2,124
Yield (4)	2.0%	2.7%	2.0%	3.8%	4.1%	–	3.0%
U.S. federal, state, municipal and agencies
Amortized cost	802	2,613	13,586	9,104	19,929	–	46,034
Fair value	802	2,615	13,554	9,061	18,326	–	44,358
Yield (4)	4.9%	0.4%	1.9%	3.4%	3.0%	–	2.6%
Other OECD government
Amortized cost	1,105	642	3,406	1	–	–	5,154
Fair value	1,105	642	3,396	1	–	–	5,144
Yield (4)	2.4%	1.2%	1.7%	4.4%	–	–	1.8%
Mortgage-backed securities
Amortized cost	–	–	–	41	2,944	–	2,985
Fair value	–	–	–	37	2,851	–	2,888
Yield (4)	–	–	–	4.5%	4.7%	–	4.7%
Asset-backed securities
Amortized cost	–	–	46	6,331	1,911	–	8,288
Fair value	–	–	46	6,172	1,830	–	8,048
Yield (4)	–	–	4.6%	5.3%	5.4%	–	5.3%
Corporate debt and other debt
Amortized cost	5,922	4,793	12,420	2,666	51	–	25,852
Fair value	5,919	4,792	12,307	2,656	46	–	25,720
Yield (4)	3.2%	2.8%	2.6%	3.1%	5.1%	–	2.8%
Equities
Cost						551	551
Fair value (5)						828	828
Amortized cost	8,846	9,273	31,098	18,944	26,918	551	95,630
Fair value	8,841	9,274	30,931	18,618	24,399	828	92,891
Amortized cost (2)
Debt issued or guaranteed by:
Canadian government	929	1,734	16,655	6,101	–	–	25,419
Yield (4)	2.4%	2.8%	2.0%	2.3%	–	–	2.1%
U.S. federal, state, municipal and agencies	161	784	3,885	3,784	25,518	–	34,132
Yield (4)	4.4%	3.0%	1.7%	2.3%	2.4%	–	2.3%
Other OECD government	235	1,574	3,645	64	–	–	5,518
Yield (4)	1.3%	1.3%	1.9%	1.3%	–	–	1.7%
Asset-backed securities	–	–	573	135	3	–	711
Yield (4)	–	–	3.0%	3.5%	1.5%	–	3.1%
Corporate debt and other debt	574	2,434	7,574	741	24	–	11,347
Yield (4)	0.8%	1.7%	2.6%	2.4%	4.9%	–	2.0%
Amortized cost, net of allowance	1,899	6,526	32,332	10,825	25,545	–	77,127
Fair value	1,899	6,455	30,579	9,433	21,707	–	70,073
Total carrying value of securities	$25,575	$42,210	$82,699	$40,141	$74,711	$52,887	$318,223

(1)	Actual maturities may differ from contractual maturities shown above as borrowers may have the right to extend or prepay obligations with or without penalties.
(2)	Trading securities and FVOCI securities are recorded at fair value. Amortized cost securities, included in Investment securities, are recorded at amortized cost and presented net of allowance for credit losses.
(3)	Primarily composed of corporate debt, supra-national debt, and commercial paper.
(4)	The weighted average yield is derived using the contractual interest rate and the carrying value at the end of the year for the respective securities.
(5)	Certain equity securities that are not held-for-trading purposes are designated as FVOCI.

Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	October 31, 2023				October 31, 2022

(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$6,609	$1	$(351)	$6,259	$4,081	$1	$(301)	$3,781
Provincial and municipal	3,396	2	(650)	2,748	2,685	6	(567)	2,124
U.S. federal, state, municipal and agencies	75,326	343	(2,374)	73,295	46,034	343	(2,019)	44,358
Other OECD government	6,200	1	(9)	6,192	5,154	7	(17)	5,144
Mortgage-backed securities	2,762	–	(61)	2,701	2,985	1	(98)	2,888
Asset-backed securities
CDO	8,308	3	(46)	8,265	7,741	3	(220)	7,524
Non-CDO securities	444	2	(5)	441	547	–	(23)	524
Corporate debt and other debt	27,774	44	(95)	27,723	25,852	51	(183)	25,720
Equities	493	357	(8)	842	551	284	(7)	828
	$131,312	$753	$(3,599)	$128,466	$95,630	$696	$(3,435)	$92,891

(1)	Excludes $91,113 million of held-to-collect securities as at October 31, 2023 that are carried at amortized cost, net of allowance for credit losses (October 31, 2022 – $77,127 million).
(2)	Gross unrealized gains and losses includes $(33) million of allowance for credit losses on debt securities at FVOCI as at October 31, 2023 (October 31, 2022 – $(19) million) recognized in income and Other components of equity.
Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the year ended
	October 31, 2023				October 31, 2022
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$3	$1	$(23)	$(19)	$2	$1	$(12)	$(9)
Provision for credit losses
Transfers to stage 1	1	(1)	–	–	1	(1)	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	7	–	–	7	3	–	–	3
Sales and maturities	(2)	–	–	(2)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(5)	–	(17)	(22)	(2)	1	(10)	(11)
Exchange rate and other	–	–	3	3	–	–	(1)	(1)
Balance at end of period	$4	$–	$(37)	$(33)	$3	$1	$(23)	$(19)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the Consolidated Balance Sheets as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the year ended
	October 31, 2023				October 31, 2022
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$14	$–	$22	$5	$18	$–	$23
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	10	–	–	10	11	–	–	11
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(9)	–	–	(9)	(7)	(6)	–	(13)
Exchange rate and other	–	1	–	1	–	2	–	2
Balance at end of period	$8	$15	$–	$23	$8	$14	$–	$22
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2023				October 31, 2022
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$126,732	$1	$–	$126,733	$91,177	$56	$–	$91,233
Non-investment grade	742	–	–	742	680	–	–	680
Impaired	–	–	149	149	–	–	150	150
	127,474	1	149	127,624	91,857	56	150	92,063
Items not subject to impairment (2)				842				828
				$128,466				$92,891
Securities at amortized cost
Investment grade	$89,947	$–	$–	$89,947	$76,035	$–	$–	$76,035
Non-investment grade	990	199	–	1,189	898	216	–	1,114
Impaired	–	–	–	–	–	–	–	–
	90,937	199	–	91,136	76,933	216	–	77,149
Allowance for credit losses	8	15	–	23	8	14	–	22
	$90,929	$184	$–	$91,113	$76,925	$202	$–	$77,127

(1)	Reflects $149 million of purchased credit impaired securities (October 31, 2022 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.